-PENSION PLAN	9 Months Ended
Sep. 30, 2011
-PENSION PLAN

NOTE D—PENSION PLAN

The Company has a 401(k) plan which is administered by a third-party administrator. Individuals who have been employed for one month and reached the age of 21 years are eligible to participate. Employees may contribute up to the legal amount allowed by law. The Company matches one quarter of the employee’s contribution up to a maximum of 4% of the employee’s wages. Employees are vested in the Company’s contribution 25% a year and are fully vested after four years. The Company’s contributions for the three months ended September 30, 2011 and 2010 were $4,118 and $3,461, respectively. The Company’s contribution for the nine months ended September 30, 2011 and 2010 were $11,833 and $10,552, respectively.